THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
MAY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
                  ------------------------------
Address:          1440 Kiewit Plaza
                  ------------------------------
                  Omaha, NE 68131
                  ------------------------------

Form 13F File Number:               28- 4545
                                       -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  ------------------------------
Title:            Vice President
                  ------------------------------
Phone:            402-346-1400
                  ------------------------------

(s) Marc D. Hamburg                   Omaha, NE                November 13, 2002
-----------------------------      -----------------           -----------------
[Signature]                          [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
         --------------------    ----
               28-5194           General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                            18
                                                                      ----------
Form 13F Information Table Entry Total:                                       10
                                                                      ----------
Form 13F Information Table Value Total:                               $1,326,424
                                                                      ----------
                                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
     ---        --------------------            ----
      1.        28-5678                         Berkshire Hathaway Life Insurance Co. of Nebraska
      2.        28-5676                         BHG Life Insurance Co.
      3.        28-719                          Blue Chip Stamps
      4.        28-554                          Buffett, Warren E.
      5.        28-1517                         Columbia Insurance Co.
      6.        28-2226                         Cornhusker Casualty Co.
      7.        28-6102                         Cypress Insurance Co.
      8.        28-852                          GEICO Corp.
      9.        28-101                          Government Employees Ins. Corp.
     10.        28-1066                         National Fire & Marine
     11.        28-718                          National Indemnity Co.
     12.        28-5006                         National Liability & Fire Ins. Co.
     13.        28-6104                         Nebraska Furniture Mart
     14.        28-717                          OBH Inc.
     15.        28-2740                         Plaza Investment Managers
     16.        28-1357                         Wesco Financial Corp.
     17.        28-3091                         Wesco Financial Ins. Co.
     18.        28-3105                         Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2002

                                                                       Column 6
                                           Column 4               Investment Discretion                         Column 8
                                            Market     Column 5   ---------------------                     Voting Authority
                   Column 2   Column 3      Value     Shares or         (b)       (c)      Column 7    --------------------------
Column 1           Title of     CUSIP        (In      Principal   (a)  Shared-  Shared-     Other          (a)       (b)     (c)
Name of Issuer      Class      Number     Thousands)    Amount    Sole Defined   Other     Managers        Sole     Shared  None
---------------    --------  ----------   ----------  ----------  ---- -------  -------  -----------   -----------  ------  -----
American Standard    Com     029712 10 6     228,664   3,232,000          X              4, 8, 9,       3,232,000
  Companies                                                                              11, 14, 15
Costco Wholesale     Com     22160K 10 5     223,247   5,606,409          X              4, 11, 14      5,606,409
   Corp
Dun & Bradstreet     Com     26483E 10 0      15,626     390,550          X              4, 11, 14        390,550
  Corp
                                              57,209   1,429,850          X              4, 8, 9, 11,   1,429,850
                                                                                         14, 15
Gap Inc.             Com     364760 10 8     225,600  15,000,000          X              4, 8, 9, 11,  15,000,000
                                                                                         14, 15
Iron Mountain,       Com     462846 10 6      32,697  1,030,800           X              4, 8, 9, 11,   1,030,800
 Inc.                                                                                    14, 15
Jones Apparel        Com     480074 10 3     274,361  7,850,100           X              4, 8, 9, 11,   7,850,100
  Group Inc.                                                                             14, 15
Mueller Industries   Com     624756 10 2     106,611  3,046,900           X              4, 11, 14      3,046,900
Sealed Air           Com     81217K 10 0     131,254  2,787,900           X              4, 11, 14      2,787,900
  Corporation
Sealed Air         PFD CVA   81211K 20 9      31,155    679,500           X              4, 11, 14        679,500
  Corporation
                                          ----------
                                          $1,326,424
                                          ==========